Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes for continuing operations (in thousands)

	Year ended	Three months ended	Year ended	Year ended
	December 31,	December 31,	September 30,	September 30,
	2017	2016	2016	2015
Current:
Federal	$(1,763)	693	4,807	1,803
State	(429)	185	1,165	524
	(2,192)	878	5,972	2,327
Deferred	9,521	19	1,879	1,568

Total	$7,329	897	7,851	3,895

Income tax reconciliation at statutory Federal income tax rate (in thousands)

	Year ended	Three months ended	Year ended	Year ended
	December 31,	December 31,	September 30,	September 30,
	2017	2016	2016	2015
Amount computed at statutory
Federal rate	$16,723	777	6,797	3,396
State income taxes (net of Federal
income tax benefit)	2,476	115	1,002	504
Tax Cut and Jobs Act of 2017	(11,834)	—	—	—
Other, net	(36)	5	52	(5)
Provision for income taxes	$7,329	897	7,851	3,895

Deferred tax assets and deferred tax liabilities (in thousands)

	As of	As of	As of
	December 31,	December 31,	September 30,
	2017	2016	2016
Deferred tax liabilities:
Property and equipment	$25,212	15,127	15,197
Depletion	660	776	526
Unrealized rents	1,166	1,786	1,823
Prepaid expenses	431	763	913
Gross deferred tax liabilities	27,469	18,452	18,459
Deferred tax assets:
Employee benefits and other	1,487	1,997	2,023
Gross deferred tax assets	1,487	1,997	2,023
Net deferred tax liability	$25,982	16,455	16,436